ACCRUED EXPENSES (Tables)	12 Months Ended
Jan. 02, 2016
ACCRUED EXPENSES
Schedule of accrued expenses

In thousands	January 2, 2016	January 3, 2015
Lease obligations	$28,544	$28,152
Payroll, bonuses and other employment related obligations	28,194	27,446
Advertising	11,841	11,026
Taxes, other than taxes on income	11,084	9,275
Deferred income	10,798	7,742
Streamlining initiatives	10,430	13,633
Employee benefits	7,231	5,354
Insurance related	4,384	6,109
Interest	4,082	355
Accrued disposition costs	—	2,325
Other	35,092	39,509

Total	$151,680	$150,926